Financial Liabilities - Borrowings - Summary of Carrying Amounts and Market Value of Borrowings (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Current borrowings	£ 86	£ 155
Non-current borrowings	1,144	1,245	[1]
Borrowings	1,230	1,400
Carrying value [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	625	767
Market value [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	577	798
3.75% US dollar notes 2022 [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings	0	£ 87
Effective interest rate		3.94%
3.75% US dollar notes 2022 [member] | Carrying value [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings	0	£ 87
3.75% US dollar notes 2022 [member] | Market value [member]
Disclosure of detailed information about borrowings [line items]
Current borrowings	0	87
3.25% US dollar notes 2023 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	0	£ 70
Effective interest rate		3.36%
3.25% US dollar notes 2023 [member] | Carrying value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	0	£ 70
3.25% US dollar notes 2023 [member] | Market value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	0	71
1.375% Euro notes 2025 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 257	£ 257
Effective interest rate	1.44%	1.44%
1.375% Euro notes 2025 [member] | Carrying value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 257	£ 257
1.375% Euro notes 2025 [member] | Market value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	252	260
3.75% gbp notes 2030 [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 353	£ 353
Effective interest rate	3.93%	3.93%
3.75% gbp notes 2030 [member] | Carrying value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 353	£ 353
3.75% gbp notes 2030 [member] | Market value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	310	£ 380
Overdrafts [member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate		0.00%
Overdrafts [member] | Carrying value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	15	£ 0
Overdrafts [member] | Market value [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 15	£ 0

[1]	Comparative balances have been restated – see Note 1b.